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Short Duration Income Portfolio
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Supplement [Text Block]	ck0000741375_SupplementTextBlock

Prospectus Supplement

June 18, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2018

Short Duration Income Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Short Duration Income Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

Please retain this supplement for future reference.